UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     May 08, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-04490   Name Change        Vontobel USA Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $729,010 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    25400   764435 SH       SOLE                   764435        0        0
AMERICAN INTL GROUP INC        COM              026874107    54520  1102574 SH       SOLE                  1102574        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    62140      974 SH       SOLE                      974        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    12860     6018 SH       SOLE                     6018        0        0
CHUBB CORP                     COM              171232101    33320   751852 SH       SOLE                   751852        0        0
CINCINNATI FINL CORP           COM              172062101    36450  1039371 SH       SOLE                  1039371        0        0
CORUS BANKSHARES INC           COM              220873103    15580   390440 SH       SOLE                   390440        0        0
DR REDDYS LABS LTD             ADR              256135203     5970   306900 SH       SOLE                   306900        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    53480  1007109 SH       SOLE                  1007109        0        0
FEDERAL NATL MTG ASSN          COM              313586109    57745   883626 SH       SOLE                   883626        0        0
GANNETT INC                    COM              364730101    11060   156986 SH       SOLE                   156986        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106    20880   290259 SH       SOLE                   290259        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     3930   254000 SH       SOLE                   254000        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    21710  1142431 SH       SOLE                  1142431        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     9490  1020501 SH       SOLE                  1020501        0        0
IPC HLDGS LTD                  ORD              G4933P101    12350   410450 SH       SOLE                   410450        0        0
KNIGHT RIDDER INC              COM              499040103    13250   226558 SH       SOLE                   226558        0        0
LIZ CLAIBORNE INC              COM              539320101    11940   386150 SH       SOLE                   386150        0        0
MARKEL CORP                    COM              570535104    54210   242324 SH       SOLE                   242324        0        0
MATAV-CABLE SYS MEDIA LTD      SPONSORED ADR    576561104      200    12050 SH       SOLE                    12050        0        0
MERCURY GENL CORP NEW          COM              589400100    27540   725603 SH       SOLE                   725603        0        0
OLD REP INTL CORP              COM              680223104    19140   715677 SH       SOLE                   715677        0        0
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106      640    78300 SH       SOLE                    78300        0        0
POLO RALPH LAUREN CORP         CL A             731572103    10180   318200 SH       SOLE                   318200        0        0
SAFEWAY INC                    COM NEW          786514208     7790   411518 SH       SOLE                   411518        0        0
SPDR TR                        UNIT SER 1       78462F103      575     6795 SH       SOLE                     6795        0        0
STATE STR CORP                 COM              857477103    24290   767799 SH       SOLE                   767799        0        0
TELEFONOS DE MEXICO S A        SPON ADR ORD L   879403780     5150   173350 SH       SOLE                   173350        0        0
TIFFANY & CO NEW               COM              886547108    18510   740406 SH       SOLE                   740406        0        0
TJX COS INC                    COM              872539101    17590   999618 SH       SOLE                   999618        0        0
TORCHMARK CORP                 COM              891027104    14630   408775 SH       SOLE                   408775        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    30420   746261 SH       SOLE                   746261        0        0
VINA CONCHA Y TORO S A         SPONSORED ADR    927191106      940    28200 SH       SOLE                    28200        0        0
WATTS INDS INC                 CL A             942749102    14510   931439 SH       SOLE                   931439        0        0
Wells Fargo & Co  Del          COM              949740104    20620   458231 SH       SOLE                   458231        0        0